UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------

Check here if Amendment [_]; Amendment Number:  1
                                              -----
 This Amendment (Check only one.): [X] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          12-07-10
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 27
                                        ---------------

Form 13F Information Table Value Total: 42604
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                  June 30, 2010

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      135      536 SH       Sole                                        536
ARGO GROUP INTL HLDGS LTD      COM              G0464B107      367    12000 SH       Sole                                      12000
BIOTECH HLDRS DEP RCPTS        COM              09067d201      511     5865 SH       Sole                                       5865
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      550    48655 SH       Sole                                      48655
CENTURYTEL INC                 COM              156700106      235     7050 SH       Sole                                       7050
CURTISS WRIGHT CORP            COM              231561101      590    20300 SH       Sole                                      20300
DISH NETWORK CORPORATION       COM              25470M109     3186   175512 SH       Sole                                     175512
DOMINION RES BLACK WARRIOR     COM              25746Q108      219    19558 SH       Sole                                      19558
ECHOSTAR CORP                  COM              278768106      354    18546 SH       Sole                                      18546
EMPIRE DISTRICT ELEC CO        COM              291641108      253    13500 SH       Sole                                      13500
EXXON MOBIL CORP               COM              30231g102     3005    52655 SH       Sole                                      52655
IPATH S&P 500 VIX SH-TM FT     COM              06740C527     4047   129700 SH       Sole                                     129700
NEWMONT MNG CORP HLDGCO        COM              651639106     2627    42550 SH       Sole                                      42550
OCCIDENTAL PETROLEUM CORP      COM              674599105     1450    18800 SH       Sole                                      18800
PINNACLE WEST CAPITAL CORP W/R COM              723484101      249     6850 SH       Sole                                       6850
PROGRESS ENERGY INC            COM              743263105      235     6000 SH       Sole                                       6000
PROSH ULTRASHORT MSCI EUROPE   COM              74347X807      757    28450 SH       Sole                                      28450
PROSHARES ULTRASHORT EURO      COM              74347W882      733    29300 SH       Sole                                      29300
STREETTRACKS GOLD TR           COM              78463V107    13245   108850 SH       Sole                                     108850
TELEDYNE INC                   COM              879360105      338     8765 SH       Sole                                       8765
TEVA PHARMACEUTICAL INDS       COM              881624209      241     4626 SH       Sole                                       4626
UNITED STATES NAT GAS FUND     COM              912318102      684    88300 SH       Sole                                      88300
DORCHESTER MINERALS LP         MAS              25820R105     1264    49518 SH       Sole                                      49518
ENTERPRISE PRODUCTS PPTNSLP    MAS              293792107     3017    85285 SH       Sole                                      85285
KINDER MORGAN ENERGY PARTNERSL MAS              494550106     3471    53350 SH       Sole                                      53350
CALL SPDR GOLD TRUST JAN 090                    4419167        600      184 SH       Sole                                        184
CALL SPDR GOLD TRUST MAR 120                    4934854        242      200 SH       Sole                                        200